Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Change in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Beginning balance	$ 1,066,998	$ 357,929
Foreign currency translation gain	200,673	709,069
Ending balance	$ 1,267,671	$ 1,066,998